Long-Term Debt (7.125% Senior Notes, Due 2020 Narrative) (Details) (Senior Notes [Member], USD $)	1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Jul. 18, 2012 Senior Notes at 8.875, Due 2015 [Member]	Mar. 21, 2012 Senior Notes at 8.875, Due 2015 [Member]	Dec. 31, 2011 Senior Notes at 8.875, Due 2015 [Member]	Jul. 25, 2007 Senior Notes at 8.875, Due 2015 [Member]	Dec. 31, 2013 Senior Notes at 7.125, Due 2020 [Member]	Jul. 18, 2012 Senior Notes at 7.125, Due 2020 [Member]	Jul. 18, 2012 Debt Instrument, Redemption, Period One [Member] Senior Notes at 7.125, Due 2020 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period One [Member] Senior Notes at 7.125, Due 2020 [Member]	Jul. 18, 2012 Debt Instrument, Redemption, Period Two [Member] Senior Notes at 7.125, Due 2020 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Two [Member] Senior Notes at 7.125, Due 2020 [Member]	Jul. 18, 2012 Maximum [Member] Debt Instrument, Redemption, Period One [Member] Senior Notes at 7.125, Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Offering Date					Jul. 18, 2012
Debt Instrument, Face Amount				$ 3,000,000,000		$ 1,200,000,000
Extinguishment of Debt, Amount	$ 934,300,000	$ 850,000,000	$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage				8.875%		7.125%
Max Principal Redeemable Using Proceeds from a Public Equity Offering, as a Percentage of Principal Amount											35.00%
Debt Instrument Redemption Price Percentage							107.125%		100.00%
Debt Instrument, Redemption Period, Start Date										Jul. 15, 2015
Debt Instrument, Redemption Period, End Date								Jul. 15, 2015		Jul. 15, 2016
Debt Instrument, Redemption, Description								with the proceeds from certain public equity offerings		plus a "make-whole" premium, as described in the 7⅛% Senior Notes indenture
Minimum Period Notice for Redemption of Debt									30 days
Maximum Period Notice for Redemption of Debt									60 days